Mainstay MacKay Short Term Municipal Fund

Portfolio of Investments  January 31, 2020 (Unaudited)

	Principal Amount	Value
Long-Term Bonds 96.4% †
Corporate Bonds 0.5%
Convertible Securities 0.5%
Baptist Health Obligated Group
2.579%, due 12/1/22	$350,000	$351,880
2.679%, due 12/1/23	400,000	403,361
Rogers Memorial Hospital, Inc.
2.067%, due 7/1/20	470,000	470,426
2.211%, due 7/1/22	500,000	500,711
2.383%, due 7/1/24	500,000	502,213
Total Corporate Bonds (Cost $2,220,000)		2,228,591
Municipal Bonds 95.9%
Long-Term Municipal Bonds 87.1%
Alabama 1.5%
Alabama Public School & College Authority, Revenue Bonds Series B 5.00%, due 5/1/20	260,000	262,616
City of Thomasville AL, Unlimited General Obligation Insured: BAM 5.00%, due 2/15/24	820,000	932,643
Health Care Authority of the City of Huntsville, Revenue Bonds Series A 5.00%, due 6/1/25	140,000	141,824
Homewood Educational Building Authority, Samford University Project, Revenue Bonds
Series B 2.17%, due 12/1/20	250,000	250,518
Series B 2.22%, due 12/1/21	500,000	503,145
Series B 2.258%, due 12/1/22	635,000	641,623
Lower Alabama Gas District, Gas Project No. 2, Revenue Bonds
4.00%, due 12/1/21	200,000	210,456
4.00%, due 12/1/22	350,000	376,807
4.00%, due 12/1/23	750,000	824,242
Prichard Water Works & Sewer Board, Revenue Bonds
3.00%, due 11/1/20	240,000	242,748
3.00%, due 11/1/21	270,000	276,612
5.00%, due 11/1/22	415,000	452,201
Troy University Facilities, Revenue Bonds Series A, Insured: BAM 4.00%, due 11/1/21	2,000,000	2,101,900
		7,217,335
Alaska 0.4%
Alaska Industrial Development & Export Authority, Tanana Chiefs Conference Project, Revenue Bonds
Series A 5.00%, due 10/1/22	550,000	602,822
Series A 5.00%, due 10/1/23	585,000	661,056
Alaska Industrial Development & Export Authority, Yukon-Kuskokwim Health Corp., Revenue Bonds 3.50%, due 12/1/20	500,000	500,690
		1,764,568

Arizona 0.6%
City of Tucson AZ, Certificates of Participation Insured: AGM 4.00%, due 7/1/20	350,000	354,322
Glendale Union School District No. 205, School Improvement Project, Unlimited General Obligation Series B, Insured: AGM 5.00%, due 7/1/20	540,000	548,932
Industrial Development Authority of the City of Phoenix, Downtown Phoenix Student LLC, Revenue Bonds Series A 5.00%, due 7/1/23	50,000	55,979
Maricopa County Industrial Development Authority, Paradise Schools Project, Revenue Bonds 4.00%, due 7/1/22	150,000	159,903
Maricopa County Unified School District No. 41 Gilbert, Unlimited General Obligation Insured: BAM 4.00%, due 7/1/20	250,000	253,202
Pima County Industrial Development Authority, Tucson Electric Power Co., Revenue Bonds Series A 4.95%, due 10/1/20	1,145,000	1,173,900
Sedona Wastewater Municipal Property Corp., Revenue Bonds Insured: NATL-RE (zero coupon), due 7/1/24	500,000	465,940
		3,012,178
California 8.9%
Alta Loma School District, Capital Appreciation, Unlimited General Obligation Series A, Insured: NATL-RE (zero coupon), due 8/1/21	1,750,000	1,723,417
Anaheim Public Financing Authority, Public Improvements Project, Revenue Bonds Series C, Insured: AGM (zero coupon), due 9/1/21	300,000	295,008
Cabrillo Unified School District, Capital Appreciation, Unlimited General Obligation Series A, Insured: AMBAC (zero coupon), due 8/1/20	400,000	398,004
California Educational Facilities Authority, Loyola Marymount University, Revenue Bonds Series A, Insured: NATL-RE (zero coupon), due 10/1/22	3,000,000	2,912,130
California Health Facilities Financing Authority, Los Angeles Biomedical Research Institute, Revenue Bonds
3.00%, due 9/1/20	215,000	217,346
4.00%, due 9/1/21	275,000	287,202
4.00%, due 9/1/22	300,000	321,228
4.00%, due 9/1/23	310,000	339,881
California Municipal Finance Authority, California Lutheran University, Revenue Bonds
5.00%, due 10/1/20	325,000	333,417
5.00%, due 10/1/21	250,000	265,975
California Municipal Finance Authority, LAX Integrated Express Solutions Project, Revenue Bonds Series A 5.00%, due 12/31/23 (a)	1,300,000	1,482,351
California Municipal Finance Authority, Paradise Valley Estates Project, Revenue Bonds Series B-2, Insured: California Mortgage Insurance 2.00%, due 7/1/24	500,000	504,615
California Municipal Finance Authority, West Village Student Housing Project, Revenue Bonds 5.00%, due 5/15/23	1,520,000	1,717,585
California School Finance Authority, Classical Academies Project, Revenue Bonds Series A-1 7.375%, due 10/1/43	5,050,000	5,872,796
California State Educational Facilities Authority, Art Center College of Design, Revenue Bonds
Series A 5.00%, due 12/1/21	290,000	310,593

Series A 5.00%, due 12/1/22	200,000	221,738
California Statewide Communities Development Authority, Methodist Hospital of Southern California Project, Revenue Bonds
5.00%, due 1/1/21	300,000	310,320
5.00%, due 1/1/22	500,000	535,660
California Statewide Communities Development Authority, Southern California Edison Co., Revenue Bonds 2.625%, due 11/1/33 (b)	1,265,000	1,329,110
Chula Vista Elementary School District, Unlimited General Obligation (zero coupon), due 8/1/23	1,500,000	1,452,930
City of Oakland CA, Pension Obligation, Revenue Bonds 4.00%, due 12/15/22	650,000	687,745
County of Fresno CA, Pension Obligation, Capital Appreciation, Revenue Bonds Series A, Insured: NATL-RE (zero coupon), due 8/15/20	500,000	494,790
Dinuba Unified School District, Unlimited General Obligation Insured: AGM (zero coupon), due 8/1/20	155,000	154,256
Inglewood Unified School District, Unlimited General Obligation Series B, Insured: BAM 4.00%, due 8/1/20	1,000,000	1,014,780
Los Angeles Department of Airports, Revenue Bonds Series A 5.00%, due 5/15/21 (a)	1,065,000	1,120,881
Oxnard County Water Revenue, Revenue Bonds
Insured: BAM 5.00%, due 6/1/20	925,000	937,160
Insured: BAM 5.00%, due 6/1/21	280,000	295,464
Palm Springs Airport Passenger Facilities, Palm Springs International Airport, Revenue Bonds (a)
5.00%, due 6/1/20	565,000	572,735
5.00%, due 6/1/22	400,000	436,196
Insured: BAM 5.00%, due 6/1/25	925,000	1,111,471
Petaluma City Elementary School District, Unlimited General Obligation 3.00%, due 8/1/20	435,000	440,094
Riverside County Asset Leasing Corp., Riverside County Hospital Project, Revenue Bonds Insured: NATL-RE (zero coupon), due 6/1/25	1,900,000	1,782,504
Sacramento City Financing Authority, Capital Appreciation, Tax Allocation Series A, Insured: NATL-RE (zero coupon), due 12/1/21	4,170,000	4,083,806
San Diego County Regional Airport Authority, Revenue Bonds Series A 5.00%, due 7/1/25	680,000	691,927
San Francisco City & County Airports Commission, Revenue Bonds Series B 5.25%, due 5/1/20	250,000	252,738
San Ysidro School District, Unlimited General Obligation Insured: AGM 5.00%, due 8/1/22	1,320,000	1,443,776
South Bay Union School District / San Diego County, Unlimited General Obligation (zero coupon), due 8/1/22	1,000,000	970,620
Southern California Public Power Authority, Apex Power Project No. 1, Revenue Bonds Series A 5.25%, due 11/1/21	1,300,000	1,394,952
State of California, Unlimited General Obligation 5.00%, due 4/1/20	780,000	785,164
Stockton Public Financing Authority, Water Revenue, Revenue Bonds Series A, Insured: BAM 5.00%, due 10/1/20	400,000	410,952

Ukiah Unified School District, Capital Appreciation, Unlimited General Obligation Insured: NATL-RE (zero coupon), due 8/1/21	875,000	861,070
Upper Lake Union High School District, Capital Appreciation, Unlimited General Obligation Series A, Insured: NATL-RE (zero coupon), due 8/1/23	255,000	243,846
Vallejo City Unified School District, Unlimited General Obligation Series A, Insured: NATL-RE 5.90%, due 2/1/20	2,500,000	2,500,000
		43,518,233
Colorado 1.3%
City & County of Denver CO Airport System , Revenue Bonds Series A 5.25%, due 11/15/22 (a)	2,815,000	3,024,633
Colorado Educational & Cultural Facilities Authority, Johnson & Wales University, Revenue Bonds
Series A 4.00%, due 4/1/23	315,000	338,855
Series B 5.00%, due 4/1/22	770,000	827,380
Series B 5.00%, due 4/1/24	500,000	552,240
Denver City & County Airport Revenue (a)
Series A 5.00%, due 12/1/20	550,000	568,673
Series A 5.00%, due 11/15/22	720,000	796,838
Erie Commons Metropolitan District No. 2, Limited General Obligation
Series A, Insured: AGM 5.00%, due 12/1/21	100,000	106,687
Series A, Insured: AGM 5.00%, due 12/1/23	130,000	147,701
Vauxmont Metropolitan District, Limited General Obligation
Insured: AGM 5.00%, due 12/15/21	100,000	106,401
Insured: AGM 5.00%, due 12/15/22	100,000	109,639
		6,579,047
Connecticut 1.5%
City of Bridgeport CT, Unlimited General Obligation Series D, Insured: AGM 5.00%, due 8/15/20	1,000,000	1,020,190
City of Hartford CT, Unlimited General Obligation
Series C, Insured: AGM 5.00%, due 7/15/21	200,000	211,524
Series A, Insured: AGM 5.00%, due 4/1/22	1,000,000	1,087,240
City of New Haven, Unlimited General Obligation
Series C, Insured: AGM 2.307%, due 8/1/22	700,000	704,774
Series A 5.25%, due 8/1/25	155,000	184,675
State of Connecticut, Unlimited General Obligation
Series C 4.00%, due 6/15/22	2,210,000	2,368,258
Series C 5.00%, due 6/15/23	1,500,000	1,699,860
		7,276,521
Delaware 0.4%
State of Delaware, Unlimited General Obligation 5.00%, due 3/1/20	2,190,000	2,196,855

District of Columbia 0.1%
District of Columbia, Children's Hospital Obligated Group, Revenue Bonds 5.00%, due 7/15/21	250,000	264,593
District of Columbia, KIPP DC Project, Revenue Bonds
3.00%, due 7/1/20	230,000	231,651
5.00%, due 7/1/22	200,000	217,588
		713,832
Florida 2.8%
City of Jacksonville FL, Revenue Bonds Series A 5.00%, due 10/1/21	665,000	709,655
County of Broward Port Facilities, Revenue Bonds, Series B 5.00%, due 9/1/20 (a)	3,420,000	3,496,208
County of Miami-Dade FL Aviation, Revenue Bonds
Series E 1.872%, due 10/1/20	1,200,000	1,199,964
Series A 5.25%, due 10/1/23	285,000	293,385
County of Miami-Dade Florida Transit System, Sales Tax, Revenue Bonds 5.00%, due 7/1/20	455,000	462,826
County of Osceola FL, Transportation Revenue Bonds
Series A-1 5.00%, due 10/1/21	250,000	265,805
Series A-1 5.00%, due 10/1/22	250,000	274,837
Daytona Beach Capital Improvement, Revenue Bonds Series A, Insured: AGM 4.00%, due 2/1/23	500,000	515,250
Florida Department of Environmental Protection, Revenue Bonds Series A 5.00%, due 7/1/20	1,000,000	1,016,660
Florida Ports Financing Commission, Revenue Bonds Series B 5.00%, due 6/1/20 (a)	1,065,000	1,078,387
JEA Electric System, Revenue Bonds Series B 5.00%, due 10/1/21	315,000	317,051
JEA Water & Sewer System, Revenue Bonds Series A 5.00%, due 10/1/20	425,000	436,636
Lee County Tourist Development, Revenue Bonds Series A 3.00%, due 10/1/21	1,030,000	1,066,730
Mid-Bay Bridge Authority, Revenue Bonds Series A 5.00%, due 10/1/21	1,000,000	1,062,020
Tolomato Community Development District, Special Assessment
Series A-1, Insured: AGM 2.00%, due 5/1/20	625,000	625,875
Series B, Insured: AGM 2.00%, due 5/1/20	910,000	911,383
		13,732,672
Georgia 0.9%
Georgia Municipal Electric Authority, Project 1, Revenue Bonds Series C 5.00%, due 1/1/22	580,000	621,337
Main Street Natural Gas, Inc., Revenue Bonds
Series A 5.00%, due 5/15/20	1,000,000	1,010,620
Series A 5.00%, due 5/15/22	550,000	596,750
Series A 5.00%, due 5/15/23	1,000,000	1,117,600
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project, Revenue Bonds
Series B 5.00%, due 1/1/23	350,000	386,067
Series B 5.00%, due 1/1/24	445,000	505,235
		4,237,609

Guam 2.8%
Guam Government Waterworks Authority, Water & Wastewater Systems Revenue, Revenue Bonds Series A 5.00%, due 7/1/20	400,000	405,788
Port Authority of Guam, Revenue Bonds
Series C 3.587%, due 7/1/20	500,000	502,180
Series C 3.783%, due 7/1/21	500,000	509,130
Series B 5.00%, due 7/1/22 (a)	400,000	433,088
Territory of Guam, Revenue Bonds
Series D 5.00%, due 11/15/20	2,740,000	2,816,254
Series A 5.00%, due 12/1/20	3,230,000	3,324,994
Series A 5.00%, due 12/1/21	5,295,000	5,632,451
		13,623,885
Illinois 11.3%
Chicago Board of Education, Unlimited General Obligation Series A, Insured: AGM 5.00%, due 12/1/23	1,600,000	1,797,456
Chicago O' Hare International Airport, Revenue Bonds 5.00%, due 1/1/21	250,000	259,250
Chicago Park District, Limited General Obligation
Series E 5.00%, due 11/15/20	750,000	770,708
Series E 5.00%, due 11/15/21	800,000	849,264
Series C 5.00%, due 1/1/23	500,000	546,470
Chicago Transit Authority, Revenue Bonds 5.00%, due 12/1/21	5,000,000	5,340,950
Chicago Transit Authority, Sales Tax Receipts, Revenue Bonds 5.25%, due 12/1/24	610,000	655,988
City of Chicago IL, Waterworks Second Lien, Revenue Bonds 5.00%, due 11/1/22	1,270,000	1,396,428
City of Rockford IL, Unlimited General Obligation
Series A, Insured: AGM 4.00%, due 12/15/20	100,000	102,372
Series A, Insured: AGM 4.00%, due 12/15/21	130,000	136,614
Series A, Insured: AGM 4.00%, due 12/15/22	135,000	144,767
Series A, Insured: AGM 4.00%, due 12/15/23	140,000	153,110
Series A, Insured: AGM 4.00%, due 12/15/24	290,000	323,924
Cook County Community Unit School District No. 401 Elmwood Park, Limited General Obligation Series A, Insured: AGM 5.00%, due 12/1/20	1,340,000	1,384,140
Cook County School District No. 122 Ridgeland, Unlimited General Obligation Series A 3.00%, due 12/1/23	620,000	661,205
County of Cook IL, Unlimited General Obligation Series G 5.00%, due 11/15/25	1,665,000	1,712,785
Crawford Hospital District, Unlimited General Obligation
Insured: AGM 4.00%, due 1/1/21	125,000	128,014

Insured: AGM 4.00%, due 1/1/22	100,000	104,859
Illinois Educational Facilities Authority, University of Chicago, Revenue Bonds Series B 1.875%, due 7/1/25 (b)	2,250,000	2,250,517
Illinois Finance Authority, Carle Foundation Obligated Group, Revenue Bonds Series A 5.00%, due 8/15/20	1,015,000	1,036,650
Illinois Finance Authority, Edward Elmhurst Obligated Group, Revenue Bonds 5.00%, due 1/1/21	300,000	309,351
Illinois Finance Authority, Illinois Wesleyan University, Revenue Bonds 4.00%, due 9/1/21	265,000	275,144
Illinois State University, Auxiliary Facilities System, Revenue Bonds
Series A, Insured: AGM 5.00%, due 4/1/21	505,000	524,321
Series B, Insured: AGM 5.00%, due 4/1/21	250,000	259,565
Series A, Insured: AGM 5.00%, due 4/1/22	425,000	454,886
Series B, Insured: AGM 5.00%, due 4/1/22	645,000	690,356
Kane Cook & DuPage Counties School District No. 46, Unlimited General Obligation Series B, Insured: AMBAC (zero coupon), due 1/1/21	2,000,000	1,975,880
Kane County School District No. 131 Aurora East Side, Unlimited General Obligation Insured: BAM 4.00%, due 12/1/22	580,000	622,746
Kankakee County School District No. 111, Limited General Obligation
Insured: BAM 4.00%, due 1/1/22	255,000	267,883
Insured: BAM 4.00%, due 1/1/24	370,000	403,855
La Salle County School District No. 141, Unlimited General Obligation
Insured: MAC 4.00%, due 12/1/20	560,000	573,390
Insured: MAC 4.00%, due 12/1/21	585,000	610,793
Insured: MAC 4.00%, due 12/1/22	370,000	394,398
Madison Macoupin Etc Counties Illinois Community College District No. 536, Lewis & Clark Community College, Unlimited General Obligation
4.50%, due 5/1/20	305,000	307,446
5.00%, due 11/1/22	420,000	453,415
Madison Macoupin Etc Counties Illinois Community College District No. 536, Unlimited General Obligation
Series A 5.00%, due 11/1/20	150,000	154,239
Series A 5.00%, due 11/1/21	70,000	74,557
Metropolitan Pier & Exposition Authority, McCormick Place Expansion, Revenue Bonds Series B 5.00%, due 6/15/50	335,000	340,012
Public Building Commission of Chicago, Chicago Transit Authority, Revenue Bonds Insured: AMBAC 5.25%, due 3/1/24	1,000,000	1,138,890
Railsplitter Tobacco Settlement Authority, Revenue Bonds 5.25%, due 6/1/20	3,765,000	3,815,338
Regional Transportation Authority, Revenue Bonds Insured: AGM 6.25%, due 7/1/22	360,000	403,942
Round Lake IL, Lakewood Grove Special Service Area No. 3 & 4, Special Tax Insured: BAM 2.65%, due 3/1/21	499,000	503,331

Sales Tax Securitization Corp., Revenue Bonds Series C 5.00%, due 1/1/22	1,250,000	1,338,687
Sauk Village, Unlimited General Obligation
Series B, Insured: BAM 4.00%, due 12/1/21	750,000	789,465
Series C, Insured: BAM 4.00%, due 12/1/21	130,000	136,841
Series C, Insured: BAM 4.00%, due 12/1/22	100,000	106,766
Series C, Insured: BAM 4.00%, due 12/1/23	1,030,000	1,119,095
Southwestern Illinois Development Authority, Flood Prevention District Council Project, Revenue Bonds
4.00%, due 4/15/21	450,000	465,966
4.00%, due 4/15/22	500,000	531,625
St. Clair County High School District No. 201 Belleville, Unlimited General Obligation Series B, Insured: BAM 4.00%, due 2/1/22	1,180,000	1,242,918
State of Illinois, Revenue Bonds 5.00%, due 6/15/20	250,000	253,120
State of Illinois, Sales Tax, Revenue Bonds
Series B 5.00%, due 6/15/22	655,000	702,926
Series C 5.00%, due 6/15/22	95,000	101,951
State of Illinois, Unlimited General Obligation
Series B 5.00%, due 6/1/21	4,000,000	4,181,840
1st Series, Insured: NATL-RE 6.00%, due 11/1/26	4,115,000	4,861,708
University of Illinois, Auxiliary System Facilities, Revenue Bonds Series A, Insured: AMBAC 5.50%, due 4/1/22	175,000	191,461
Upper Illinois River Valley Development Authority, Morris Hospital, Revenue Bonds 5.00%, due 12/1/20	575,000	591,330
Village of Brookfield IL, Unlimited General Obligation
Insured: BAM 4.00%, due 3/1/22	250,000	263,995
Insured: BAM 4.00%, due 3/1/23	270,000	290,939
Village of Cary IL, Special Service Area No. 2, Special Tax Insured: BAM 1.70%, due 3/1/20	149,000	149,040
Village of Stone Park, Unlimited General Obligation
Series B, Insured: BAM 4.00%, due 2/1/20	135,000	135,000
Series B, Insured: BAM 4.00%, due 2/1/21	120,000	123,062
Series B, Insured: BAM 4.00%, due 2/1/24	135,000	149,152
Series B, Insured: BAM 4.00%, due 2/1/25	150,000	169,535
Washington County Community Unit School District No. 10, Unlimited General Obligation
Insured: BAM 4.00%, due 1/15/21	740,000	760,661
Insured: BAM 4.00%, due 1/15/22	580,000	612,776
Western Illinois University, Revenue Bonds Insured: BAM 5.00%, due 4/1/20	460,000	462,456
White Oak Library District, Unlimited General Obligation
5.00%, due 1/1/21	355,000	367,375
5.00%, due 1/1/22	315,000	337,948
5.00%, due 1/1/23	430,000	476,130
		55,222,977

Indiana 2.9%
Center Grove Multi-Facility School Building Corp., Revenue Notes 2.50%, due 12/15/20	3,000,000	3,011,550
County of Johnson IN Local Income Tax, Revenue Bonds Series A 4.00%, due 7/15/20	500,000	507,060
Hammond Multi-School Building Corp., Revenue Bonds
4.00%, due 7/15/21	330,000	342,441
5.00%, due 1/15/22	555,000	595,576
5.00%, due 7/15/22	1,040,000	1,135,014
Indiana Finance Authority, Marian University Project, Revenue Bonds
Series B 2.52%, due 9/15/20	535,000	535,669
Series B 2.57%, due 9/15/21	450,000	449,969
Series A 5.00%, due 9/15/20	55,000	56,236
Series A 5.00%, due 9/15/21	60,000	63,464
Series A 5.00%, due 9/15/22	50,000	54,548
Series A 5.00%, due 9/15/23	75,000	84,184
Indiana Health & Educational Facilities Financing Authority, Ascension Senior Health Credit Group, Revenue Bonds (b)
Series A-9 1.375%, due 10/1/27	4,470,000	4,474,112
Series 2006 B-3 1.75%, due 11/15/31	1,400,000	1,416,884
IPS Multi-School Building Corp., Indianapolis Board of School Commissioners, Revenue Bonds 5.00%, due 1/15/22	1,250,000	1,345,925
		14,072,632
Iowa 0.9%
City of Coralville IA, Certificates of Participation Series E 4.00%, due 6/1/20	500,000	501,200
City of New Hampton Municipal Electric Utility, Revenue Bonds
Insured: BAM 3.00%, due 6/1/22	135,000	140,430
Insured: BAM 3.00%, due 6/1/23	140,000	147,932
Insured: BAM 3.00%, due 6/1/24	140,000	149,873
PEFA, Inc., Revenue Bonds 5.00%, due 9/1/49 (b)	2,000,000	2,417,640
Sioux Center Community School District, Unlimited General Obligation
Insured: AGM 5.00%, due 5/1/21	755,000	792,833
Insured: AGM 5.00%, due 5/1/22	350,000	381,286
		4,531,194
Kansas 0.4%
Chisholm Creek Utility Authority, Bel Aire & Park City Project, Revenue Bonds Insured: AGM 3.00%, due 9/1/20	500,000	505,835
Johnson County Unified School District No. 233 Olathe, Unlimited General Obligation Series A 5.00%, due 9/1/20	1,250,000	1,279,688
		1,785,523

Kentucky 1.7%
City of Ashland Medical Center, Ashland Hospital Corp. Obligated Group, Revenue Bonds 4.00%, due 2/1/20	2,500,000	2,500,000
Kentucky Bond Development Corp., Lexington Center Corp. Project, Revenue Bonds Series A 5.00%, due 9/1/22	550,000	603,999
Kentucky Bond Development Corp., Revenue Bonds 5.00%, due 9/1/21	325,000	344,630
Kentucky Public Energy Authority, Revenue Bonds
Series C 4.00%, due 8/1/21	275,000	286,522
Series C 4.00%, due 8/1/22	390,000	416,723
Series C 4.00%, due 8/1/23	390,000	426,598
Louisville & Jefferson County Metropolitan Government, Louisville Gas & Electric Co., Revenue Bonds Series A 1.85%, due 10/1/33 (b)	3,000,000	3,025,800
Louisville / Jefferson County Metropolitan Government, Norton Healthcare, Revenue Bonds Series A 5.00%, due 10/1/20	790,000	809,616
		8,413,888
Louisiana 0.6%
State of Louisiana, Unlimited General Obligation Series A 5.00%, due 11/15/22	3,000,000	3,034,590

Maine 0.5%
Maine Finance Authority, Revenue Bonds (a)
Series 2019A-1, Insured: AGM 5.00%, due 12/1/22	500,000	550,665
Series 2019A-1, Insured: AGM 5.00%, due 12/1/23	545,000	618,112
Series 2019A-1, Insured: AGM 5.00%, due 12/1/24	520,000	606,055
Series 2019A-1, Insured: AGM 5.00%, due 12/1/25	475,000	567,677
University of Maine, Revenue Bonds Insured: AGM 5.00%, due 3/1/20	250,000	250,777
		2,593,286
Maryland 1.7%
County of Baltimore, Unlimited General Obligation 5.00%, due 3/1/20	270,000	270,842
Maryland Economic Development Corp., Seagirt Marine Terminal Project, Revenue Bonds
Series B 3.25%, due 6/1/22	755,000	767,858
Series B 3.70%, due 6/1/25	1,000,000	1,043,150
Maryland Health & Higher Educational Facilities Authority, Broadmead Issue, Revenue Bonds Series B 2.875%, due 7/1/23	1,750,000	1,843,100
Maryland Health & Higher Educational Facilities Authority, Johns Hopkins Health System Obligated Group, Revenue Bonds 5.00%, due 5/15/40	2,375,000	2,402,384
Prince George's County, Regional Medical Center, Certificates of Participation 5.00%, due 10/1/20	1,040,000	1,068,610
State of Maryland, Unlimited General Obligation Series 2-C 5.00%, due 8/1/21	350,000	371,752
Washington Suburban Sanitary Commission, Revenue Bonds 5.00%, due 6/1/20	375,000	380,074
		8,147,770

Massachusetts 0.8%
Commonwealth of Massachusetts, Consolidated Loan, Limited General Obligation
Series A 5.00%, due 4/1/20	300,000	301,968
Series B 5.00%, due 7/1/20	415,000	422,018
Massachusetts Development Finance Agency, Green Bond, Boston Medical Center Issue, Revenue Bonds Series F 5.00%, due 7/1/20	480,000	487,301
Massachusetts Housing Finance Agency, Revenue Bonds Series B 2.60%, due 12/1/39 (b)	2,535,000	2,538,954
		3,750,241
Michigan 2.6%
City of Detroit MI, Sewage Disposal System, Second Lien, Revenue Bonds Series B, Insured: NATL-RE 5.50%, due 7/1/22	1,500,000	1,657,185
City of Detroit MI, Sewage Disposal System, Senior Lien, Revenue Bonds Series A, Insured: AGM 5.25%, due 7/1/20	400,000	406,940
Michigan Finance Authority, Local Government Loan Program, Revenue Bonds Series D1, Insured: AGM 5.00%, due 7/1/20	200,000	203,350
Michigan Finance Authority, Revenue Bonds (a)
Series 25-A 5.00%, due 11/1/21	1,700,000	1,805,264
Series 25-A 5.00%, due 11/1/22	1,775,000	1,944,140
Michigan Finance Authority, Trinity Health Credit Group, Revenue Bonds Series MI-1 5.00%, due 12/1/21	200,000	214,430
Michigan Finance Authority, Wayne County Criminal Justice Center Project, Revenue Bonds 5.00%, due 11/1/22	500,000	554,495
Michigan State Housing Development Authority, Revenue Bonds Series C 1.65%, due 6/1/20 (a)	1,500,000	1,502,265
Michigan Strategic Fund, Detroit Edison Project, Revenue Bonds Series ET-2 1.45%, due 8/1/29 (b)	2,000,000	2,003,720
State of Michigan, School Loan, Revenue Bonds Series B, Insured: Q-SBLF 4.14%, due 11/1/20	715,000	728,907
Three Rivers Community Schools, Unlimited General Obligation Insured: Q-SBLF 5.00%, due 5/1/20	440,000	444,294
Wayne County Airport Authority, Revenue Bonds
Series A, Insured: AGM 4.00%, due 12/1/20 (a)	1,000,000	1,024,320
Series C 5.00%, due 12/1/21	500,000	516,470
		13,005,780
Minnesota 0.2%
Minnesota Agricultural & Economic Development Board, Essentia Health Obligated Group, Revenue Bonds Series C-1, Insured: AGC 5.25%, due 2/15/23	1,000,000	1,002,860

Mississippi 0.9%
City of Jackson MS Water & Sewer System, Revenue Bonds Insured: BAM 4.00%, due 9/1/20	625,000	633,800
Mississippi Development Bank, Harrison County Projects & Equipment, Revenue Bonds 4.00%, due 3/1/25	300,000	300,711
Mississippi Development Bank, Jackson Water & Sewer System Project, Revenue Bonds
Series B, Insured: AGM 2.375%, due 9/1/20	830,000	828,996
Insured: AGM 5.00%, due 12/1/20	1,000,000	1,030,250
Mississippi Gaming Tax, Revenue Bonds
Series A 5.00%, due 10/15/20	750,000	770,940
Series A 5.00%, due 10/15/22	1,000,000	1,106,120
		4,670,817
Missouri 1.5%
Kansas City Industrial Development Authority, Downtown Redevelopment District, Revenue Bonds Series A 5.00%, due 9/1/21	4,420,000	4,700,581
Lincoln University, Auxiliary Systems, Revenue Bonds
Insured: AGM 5.00%, due 6/1/22	300,000	325,917
Insured: AGM 5.00%, due 6/1/23	320,000	358,906
Missouri Health & Educational Facilities Authority, A.T. Still University of Health Sciences, Revenue Bonds
Series B 2.24%, due 10/1/20	750,000	750,405
Series B 2.29%, due 10/1/21	1,000,000	1,004,050
		7,139,859
Montana 0.2%
Montana Facilities Finance Authority, Kalispell Regional Medical Center, Revenue Bonds Series A 4.378%, due 7/1/22	915,000	950,163

Nebraska 1.1%
Central Plains Energy, Project No. 4, Revenue Bonds 5.00%, due 3/1/50 (b)	5,000,000	5,655,150

Nevada 0.6%
County of Washoe, Sierra Pacific Power Co. Project, Revenue Bonds Series D 2.05%, due 3/1/36 (a)(b)	3,000,000	3,043,410

New Hampshire 0.8%
New Hampshire Business Finance Authority, Pennichuck Water Works, Inc. Project, Revenue Bonds Series A 5.00%, due 1/1/23 (a)	600,000	658,044
New Hampshire Business Finance Authority, United Illuminating Co., Revenue Bonds Series A 2.80%, due 10/1/33 (b)	3,000,000	3,158,010
		3,816,054

New Jersey 7.4%
Atlantic County Improvement Authority, Stockton University Atlantic City, Revenue Bonds Series B, Insured: AGM 5.00%, due 9/1/20	3,745,000	3,835,030
Borough of North Plainfield NJ, Unlimited General Obligation Insured: MAC 3.00%, due 6/1/20	330,000	332,241
Buena Regional School District, Unlimited General Obligation Insured: MAC 5.00%, due 8/1/24	220,000	256,797
Cape May County Industrial Pollution Control Financing Authority, Atlantic City Electric Co., Revenue Bonds Series A, Insured: NATL-RE 6.80%, due 3/1/21	315,000	333,676
City of Atlantic City NJ, Tax Appeal, Unlimited General Obligation
Series B, Insured: AGM 5.00%, due 3/1/20	200,000	200,548
Series A, Insured: BAM 5.00%, due 3/1/21	600,000	623,418
City of Elizabeth NJ, Unlimited General Obligation Insured: AGM 4.50%, due 4/15/21	150,000	156,599
City of Union City NJ, Unlimited General Obligation Insured: BAM 2.50%, due 7/15/20	360,000	362,192
Garden State Preservation Trust, Revenue Bonds Series C, Insured: AGM 5.25%, due 11/1/20	1,535,000	1,582,247
Lacey Township Board of Education, Unlimited General Obligation Insured: BAM 4.00%, due 4/1/20	275,000	276,317
Manchester Township Board of Education, Unlimited General Obligation
Insured: BAM 3.00%, due 3/1/21	170,000	173,570
Insured: BAM 4.00%, due 3/1/23	355,000	385,889
New Jersey Economic Development Authority, North Star Academy Charter School of Newark, Inc., Revenue Bonds 5.00%, due 7/15/21	200,000	209,864
New Jersey Economic Development Authority, Revenue Bonds Series DDD 5.00%, due 6/15/21	960,000	1,009,056
New Jersey Economic Development Authority, School Facilities Construction, Revenue Bonds
Series CCC 4.271%, due 6/15/20	225,000	226,809
Series NN 5.00%, due 3/1/20	640,000	641,894
Series K, Insured: AMBAC 5.25%, due 12/15/20	970,000	1,005,104
Series N-1, Insured: NATL-RE 5.50%, due 9/1/23	1,500,000	1,720,185
New Jersey Educational Facilities Authority, William Paterson University, Revenue Bonds Series E, Insured: BAM 5.00%, due 7/1/20	500,000	508,290
New Jersey Health Care Facilities Financing Authority, Inspira Health Obligated Group, Revenue Bonds Series A 5.00%, due 7/1/20	330,000	335,567
New Jersey Housing & Mortgage Finance Agency, Pilgrim Baptist Village I & II Project, Revenue Bonds Series E 1.50%, due 9/1/22 (b)	2,650,000	2,664,496
New Jersey State Economic Development Authority, Revenue Bonds Series A, Insured: BAM 5.00%, due 7/1/27	2,525,000	3,107,618

New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement, Revenue Bonds Series A 5.00%, due 6/15/24	1,000,000	1,155,220
New Jersey Transportation Trust Fund Authority, Transportation System, Revenue Bonds
Series A, Insured: AGM 5.25%, due 12/15/20	550,000	569,954
Series B, Insured: AMBAC 5.25%, due 12/15/23	275,000	315,953
Series B, Insured: AGC 5.50%, due 12/15/20	1,000,000	1,038,420
Series B, Insured: NATL-RE 5.50%, due 12/15/20	5,000,000	5,191,650
Series A, Insured: AMBAC 5.75%, due 6/15/20	340,000	345,807
Passaic Valley Sewerage Commissioners, Sewer System, Revenue Bonds
Series H, Insured: AGM 5.00%, due 12/1/20	300,000	309,729
Series H, Insured: AGM 5.00%, due 12/1/23	2,190,000	2,513,792
Tobacco Settlement Financing Corp., Revenue Bonds
Series A 5.00%, due 6/1/20	2,500,000	2,530,100
Series A 5.00%, due 6/1/21	500,000	524,190
Series A 5.00%, due 6/1/22	1,250,000	1,353,750
Series A 5.00%, due 6/1/23	250,000	278,888
		36,074,860
New Mexico 0.2%
Rio Rancho Water & Wastewater Systems, Revenue Bonds 5.00%, due 5/15/20	800,000	809,224

New York 7.5%
Albany Capital Resource Corp., Empire Commons Student Housing, Inc. Project, Revenue Bonds Series A 4.00%, due 5/1/20	1,000,000	1,007,530
Brookfield Central School District, Unlimited General Obligation Insured: AGM 3.00%, due 6/15/22	310,000	312,381
City of Long Beach, Limited General Obligation Insured: BAM 5.00%, due 1/15/21	600,000	622,566
City of Newburgh NY, G.O. Unlimited Notes Series A 2.75%, due 8/1/20	2,155,000	2,167,801
City of Plattsburgh NY, Limited General Obligation Series B, Insured: AGM 5.00%, due 9/15/20	440,000	450,903
City of Yonkers, G.O. Limited Notes 2.00%, due 6/29/20	4,000,000	4,012,560
County of Suffolk NY, Public Improvement, Limited General Obligation Series B 2.00%, due 8/1/20	350,000	351,677
Dutchess County Local Development Corp., Nuvance Health Issue, Revenue Bonds Series B 5.00%, due 7/1/21	1,725,000	1,824,498
Hempstead Town Local Development Corp., Molloy College Project, Revenue Bonds
5.00%, due 7/1/20	1,235,000	1,254,970
5.00%, due 7/1/21	435,000	458,638
Metropolitan Transportation Authority, Revenue Bonds Series B-1A 5.00%, due 5/15/20	3,360,000	3,397,128

New York City Housing Development Corp., Revenue Bonds Series C-2 1.70%, due 7/1/21	200,000	200,040
New York City Industrial Development Agency, Revenue Bonds Series A 5.00%, due 7/1/20 (a)	500,000	507,750
New York State Dormitory Authority, Interagency Council Pooled Loan Program, Revenue Bonds
Subseries A-1 4.00%, due 7/1/20	275,000	278,352
Subseries A-1 4.00%, due 7/1/21	255,000	265,634
Subseries A-1 4.00%, due 7/1/22	400,000	426,604
Subseries A-1 4.00%, due 7/1/23	430,000	469,259
New York State Environmental Facilities Corp., Revenue Bonds Series A 4.00%, due 6/15/20	400,000	404,696
New York State Housing Finance Agency, Affordable Housing, Revenue Bonds Series D, Insured: SONYMA 2.35%, due 11/1/21	1,500,000	1,515,270
New York State Thruway Authority, Personal Income Tax, Revenue Bonds Series A 5.00%, due 3/15/20	125,000	125,586
New York Transportation Development Corp., LaGuardia Airport Terminals C&D Redevelopment Project, Revenue Bonds 5.00%, due 1/1/22 (a)	5,000,000	5,346,800
Niagara Area Development Corp., Niagara University Project, Revenue Bonds
2.455%, due 5/1/20	500,000	500,060
2.555%, due 5/1/21	525,000	525,693
Niagara Frontier Transportation Authority, Buffalo Niagara International Airport, Revenue Bonds (a)
Series A 5.00%, due 4/1/20	1,600,000	1,610,000
Series A 5.00%, due 4/1/21	1,850,000	1,934,323
Series A 5.00%, due 4/1/23	825,000	919,850
Oneida Co. NY , Local Development Corp., Mohawk Valley Health System Project, Revenue Bonds
Series B, Insured: AGM 2.252%, due 12/1/20	895,000	895,116
Series B, Insured: AGM 2.272%, due 12/1/21	900,000	902,628
Onondaga County Resource Recovery Agency, Revenue Bonds Series A, Insured: AGM 5.00%, due 5/1/21 (a)	155,000	162,749
Port Authority of New York & New Jersey, Revenue Bonds 5.00%, due 10/15/21 (a)	375,000	400,766
Suffolk County NY, Public Improvement, Limited General Obligation Series B, Insured: AGM 5.00%, due 10/15/20	1,970,000	2,024,313
Oyster Bay NY, Oys
Insured: BAM 4.00%, due 2/15/22	110,000	116,416
Insured: BAM 4.00%, due 2/15/24	115,000	127,888
Town of Oyster Bay NY, Public Improvement Project, Limited General Obligation Series B, Insured: AGM 4.00%, due 11/1/20	775,000	792,360
Wellsville Central School District, Unlimited General Obligation Insured: AGM 2.50%, due 6/15/22	370,000	372,157
		36,684,962

North Carolina 0.6%
Charlotte Airport Revenue, Charlotte Douglas International Airport, Revenue Bonds (a)
Series B 4.00%, due 7/1/21	550,000	573,171
Series B 5.00%, due 7/1/21	550,000	558,982
County of Wake NC, Public Improvement, Unlimited General Obligation 5.00%, due 4/1/20	380,000	382,504
New Hanover County NC, New Hanover Regional Medical Center, Revenue Bonds 5.00%, due 10/1/24	690,000	727,667
State of North Carolina, Unlimited General Obligation Series C 5.00%, due 5/1/20	275,000	277,767
Winston-Salem State University, Revenue Bonds Insured: BAM 5.00%, due 6/1/24	500,000	577,850
		3,097,941
Ohio 2.1%
City of Cleveland OH, Airport System, Revenue Bonds Series A 5.00%, due 1/1/21 (a)	500,000	518,175
Cleveland Department of Public Utilities Division of Public Power, Revenue Bonds Series A, Insured: AGM 5.00%, due 11/15/20	4,810,000	4,958,388
Dayton International Airport, Revenue Bonds (a)
Series A: Insured: AGM 5.00%, due 12/1/20	995,000	1,024,840
Series A, Insured: AGM 5.00%, due 12/1/25	585,000	635,398
Ohio Higher Educational Facility Commission, Ohio Wesleyan University 2019 Project, Revenue Bonds
5.00%, due 10/1/20	765,000	784,607
5.00%, due 10/1/22	385,000	423,781
Washington Local School District, Lucas County, Unlimited General Obligation 2.50%, due 6/25/20	2,000,000	2,009,620
		10,354,809
Oklahoma 0.6%
Canadian County Educational Facilities Authority, Yukon Public Schools Project, Revenue Bonds 5.00%, due 12/1/20	2,050,000	2,108,405
Weatherford Industrial Trust Educational Facilities, Weatherford Public Schools Project, Revenue Bonds 5.00%, due 3/1/21	1,000,000	1,042,330
		3,150,735
Oregon 0.1%
Clackamas County School District No. 7J Lake Oswego, Unlimited General Obligation Insured: AGM 5.25%, due 6/1/20	175,000	177,508
Washington Multnomah & Yamhill Counties School District No. 1J, Unlimited General Obligation 5.00%, due 6/15/20	250,000	253,740
		431,248
Pennsylvania 4.4%
Allentown School District, Limited General Obligation Insured: AGM 4.00%, due 2/15/21	875,000	900,655
Beaver County Hospital Authority, Heritage Valley Health Systems, Inc., Revenue Bonds 5.00%, due 5/15/22	725,000	763,041
Brownsville Area School District, Limited General Obligation
Insured: MAC 2.00%, due 11/15/20	250,000	251,608
Insured: MAC 4.00%, due 11/15/21	450,000	471,978

Insured: MAC 4.00%, due 11/15/22	375,000	403,151
Commonwealth of Pennsylvania, Certificates of Participation
Series A 5.00%, due 7/1/20	300,000	304,614
Series A 5.00%, due 7/1/21	350,000	368,462
Dauphin County General Authority, Pinnacle Health System Project, Revenue Bonds Series A 5.00%, due 6/1/20	500,000	506,250
Lancaster School District, Limited General Obligation Series B, Insured: AGM 4.00%, due 6/1/22	1,060,000	1,131,137
Octorara Area School District, Limited General Obligation
Insured: AGM 2.00%, due 4/1/20	450,000	450,720
Insured: AGM 4.00%, due 4/1/21	300,000	310,302
Insured: AGM 4.00%, due 4/1/22	350,000	371,906
Philadelphia Municipal Authority, Revenue Bonds Series B, Insured: AGM 5.00%, due 1/15/23	825,000	918,984
Philadelphia Parking Authority, Revenue Bonds 5.00%, due 9/1/21	7,500,000	7,672,425
Philadelphia School District, Revenue Notes Series C 4.00%, due 3/31/20	5,250,000	5,275,830
Philadelphia School District, Unlimited General Obligation Series D, Insured: AGM 5.50%, due 6/1/21	700,000	739,340
Upper Darby School District, Unlimited General Obligation 4.00%, due 5/1/20	400,000	402,824
York City School District, Unlimited General Obligation Insured: BAM 2.00%, due 5/1/20	120,000	120,253
		21,363,480
Puerto Rico 1.4%
Commonwealth of Puerto Rico, CPI- Linked Bonds-Public Improvement, Unlimited General Obligation Series A, Insured: AGC 2.784%, due 7/1/20	655,000	654,404
Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
Insured: AGM 5.25%, due 7/1/20	900,000	912,006
Series A, Insured: NATL-RE 5.50%, due 7/1/20	420,000	425,712
Insured: AGC 5.50%, due 7/1/22	50,000	53,366
Puerto Rico Electric Power Authority, Revenue Bonds Series MM, Insured: NATL-RE 5.00%, due 7/1/20	275,000	278,184
Puerto Rico Highway & Transportation Authority, Revenue Bonds Series AA, Insured: NATL-RE 5.50%, due 7/1/20	1,020,000	1,033,872
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series C, Insured: AGC 5.25%, due 8/1/20	2,000,000	2,032,160
Series C, Insured: AGC 5.25%, due 8/1/21	1,500,000	1,564,590
		6,954,294
Rhode Island 0.3%
Providence Redevelopment Agency, Revenue Bonds Series A 5.00%, due 4/1/22	250,000	267,635

Rhode Island Commerce Corp., Grant Anticipation Rhode Island Department, Revenue Bonds Series A 5.00%, due 6/15/20	250,000	253,722
Rhode Island Turnpike & Bridge Authority, Revenue Bonds
Series 1 2.024%, due 12/1/20	385,000	385,181
Series 1 2.124%, due 12/1/21	485,000	487,134
		1,393,672
South Carolina 0.9%
Beaufort County School District, Unlimited General Obligation Series A 5.00%, due 3/1/20	750,000	752,340
Lexington County School District No. 1, Unlimited General Obligation 5.00%, due 3/1/20	375,000	376,159
Richland County School District No. 1, Unlimited General Obligation 5.00%, due 3/1/22	900,000	902,772
South Carolina Public Service Authority, Revenue Bonds Series E 4.322%, due 12/1/27	2,034,000	2,283,551
State of South Carolina, Unlimited General Obligation Series B 5.00%, due 4/1/20	250,000	251,650
		4,566,472
Tennessee 0.8%
Memphis-Shelby County Airport Authority, Revenue Bonds (a)
Series B 5.00%, due 7/1/25	1,290,000	1,358,447
Series B 5.75%, due 7/1/25	1,000,000	1,019,420
Tennessee Energy Acquisition Corp., Natural Gas Utilities, Revenue Bonds Series C 5.00%, due 2/1/20	1,555,000	1,555,000
		3,932,867
Texas 6.4%
Alvarado Independent School District, Unlimited General Obligation Insured: PSF 5.00%, due 8/15/20	1,260,000	1,287,758
Arlington Higher Education Finance Corp., Revenue Bonds Series A, Insured: PSF 5.00%, due 8/15/24	185,000	217,275
Belmont Fresh Water Supply District No. 1, Denton County, Unlimited General Obligation Insured: AGM 3.50%, due 3/1/23	495,000	526,888
Brazoria County Municipal Utility District No. 19, Unlimited General Obligation
Insured: BAM 3.00%, due 9/1/22	385,000	400,712
Insured: BAM 3.00%, due 9/1/23	410,000	432,423
Cibolo Canyons Special Improvement District, Limited General Obligation
Series A, Insured: AGM 5.00%, due 8/15/20	750,000	764,700
Series A, Insured: AGM 5.00%, due 8/15/21	345,000	364,389
Series A, Insured: AGM 5.00%, due 8/15/22	365,000	397,456
Series A, Insured: AGM 5.00%, due 8/15/23	575,000	644,259
Cinco Southwest Texas Municipal Utility District No. 1, Unlimited General Obligation
Insured: BAM 2.00%, due 12/1/21	480,000	487,694
Series A, Insured: BAM 2.00%, due 12/1/22	275,000	280,533

Insured: BAM 2.00%, due 12/1/22	470,000	479,456
City of Dallas TX, Waterworks & Sewer Systems, Revenue Bonds Series B 2.485%, due 10/1/21	3,500,000	3,557,960
City of Houston TX, Airport System, Revenue Bonds Series A 5.00%, due 7/1/21 (a)	300,000	317,085
City of Houston TX, Limited General Obligation Series B 1.864%, due 3/1/20	1,735,000	1,735,087
City of Houston TX, Utility System, Revenue Bonds Series E 2.81%, due 11/15/20	450,000	453,910
Dallas-Fort Worth International Airport, Revenue Bonds Series F 5.00%, due 11/1/21 (a)	1,000,000	1,028,940
Fort Bend Municipal Utility District, No. 169 Contract, Revenue Bonds
Series A, Insured: AGM 4.00%, due 12/1/21	925,000	970,232
Series A, Insured: AGM 4.50%, due 12/1/20	465,000	477,243
Galveston County Municipal Utility District No. 56, Unlimited General Obligation
Insured: BAM 4.25%, due 12/1/22	400,000	432,708
Insured: BAM 4.50%, due 12/1/20	300,000	307,899
Insured: BAM 4.50%, due 12/1/21	400,000	423,152
Harris County Municipal Utility District No. 480, Unlimited General Obligation
Insured: AGM 4.00%, due 4/1/23	175,000	189,040
Insured: AGM 4.00%, due 4/1/24	175,000	192,817
Harris County-Houston Sports Authority, Senior Lien, Revenue Bonds Series A 5.00%, due 11/15/20	400,000	412,116
Lazy Nine Municipal Utility District No. 1B, Unlimited General Obligation Insured: MAC 3.00%, due 9/1/24	360,000	385,654
Lewisville Independent School District, Unlimited General Obligation Series A, Insured: PSF 5.00%, due 8/15/20	1,575,000	1,609,697
Little Elm Independent School District, Capital Appreciation, Unlimited General Obligation Insured: PSF (zero coupon), due 8/15/21	500,000	480,785
Montgomery County Municipal Utility District No. 46, Unlimited General Obligation 2.50%, due 3/1/22	1,455,000	1,456,586
North Central Texas Community College District, Revenue Bonds Insured: AGM 3.00%, due 5/15/21	380,000	389,739
Onalaska Independent School District, Capital Appreciation, Unlimited General Obligation Insured: PSF (zero coupon), due 2/15/21	210,000	208,108
Progreso Independent School District, Unlimited General Obligation Insured: PSF 4.00%, due 2/15/23	290,000	299,263
Remington Municipal Utility District No.1, Unlimited General Obligation Insured: AGM 3.00%, due 9/1/22	330,000	343,725
State of Texas, Unlimited General Obligation Subseries B-3 5.00%, due 8/1/20	1,150,000	1,173,483
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds 5.00%, due 12/15/25	1,900,000	2,105,428

Texas Municipal Power Agency, Revenue Bonds 4.00%, due 9/1/25	990,000	1,007,206
Texas State Public Finance Authority, Financing System Texas Southern University, Revenue Bonds Insured: BAM 4.00%, due 5/1/20	1,500,000	1,509,495
Viridian Municipal Management District, Road Improvement, Unlimited General Obligation
Insured: AGM 4.00%, due 12/1/20	505,000	517,075
Insured: AGM 4.00%, due 12/1/21	300,000	315,786
Insured: AGM 4.00%, due 12/1/22	550,000	592,762
Insured: AGM 4.00%, due 12/1/23	300,000	330,051
Viridian Municipal Management District, Utility Improvement, Unlimited General Obligation
Insured: AGM 4.00%, due 12/1/20	260,000	266,217
Insured: AGM 4.00%, due 12/1/21	225,000	236,840
Insured: AGM 4.00%, due 12/1/22	395,000	425,711
Insured: AGM 4.00%, due 12/1/23	305,000	335,552
Weatherford Independent School District, Unlimited General Obligation
Insured: PSF (zero coupon), due 2/15/21	250,000	247,570
Insured: PSF (zero coupon), due 2/15/22	325,000	318,500
		31,336,965
Utah 0.9%
Alpine School District, Unlimited General Obligation Series B 5.00%, due 3/15/20	200,000	200,948
Central Weber Sewer Improvement District, Revenue Bonds Series A, Insured: AGM 5.00%, due 3/1/25	145,000	145,452
Salt Lake City Airport Revenue Series A 5.00%, due 7/1/21 (a)	725,000	765,767
Utah Charter School Finance Authority, Summit Academy, Inc., Revenue Bonds
Series A, Insured: UT CSCE 5.00%, due 4/15/22	110,000	118,714
Series A, Insured: UT CSCE 5.00%, due 4/15/24	340,000	390,215
Utah Infrastructure Agency, Telecommunication, Revenue Bonds
4.00%, due 10/15/21	500,000	519,920
4.00%, due 10/15/23	755,000	817,922
5.00%, due 10/15/25	1,000,000	1,173,210
Washington County School District, Utah School Bond Guaranty Program, Unlimited General Obligation	260,000	260,811
		4,392,959
Virginia 1.8%
Commonwealth of Virginia, Unlimited General Obligation Series A-1 3.00%, due 6/1/20	300,000	302,136
Hampton Roads Transportation Accountability Commission, Revenue Bonds Series A 5.00%, due 7/1/22	2,500,000	2,743,650
Peninsula Ports Authority, Dominion Terminal Associates Project, Revenue Bonds 1.70%, due 10/1/33 (b)	2,000,000	2,014,480

Rockingham County Economic Development Authority, Sunnyside Presbyterian Home Project, Revenue Bonds
Series A 4.00%, due 12/1/20	280,000	286,647
Series A 4.00%, due 12/1/22	300,000	323,085
Virginia Public School Authority, Special Obligation, Revenue Bonds 5.00%, due 7/15/20	2,990,000	3,045,525
		8,715,523
Washington 1.0%
Bellevue Convention Center Authority, Revenue Bonds Insured: NATL-RE (zero coupon), due 2/1/22	530,000	516,421
Douglas County Public Utility District No. 1, Wells Hydroelectric, Revenue Bonds Series A 5.00%, due 9/1/20 (a)	1,170,000	1,196,618
Port of Seattle, Revenue Bonds Series B 5.00%, due 3/1/20	200,000	200,612
Series A, Insured: NATL-RE 5.50%, due 9/1/20	1,000,000	1,026,080
Snohomish County Public Utility District No. 1, Revenue Bonds 5.00%, due 12/1/22	500,000	537,230
Snohomish County School District No. 201, Unlimited General Obligation 5.00%, due 12/1/23	1,000,000	1,075,210
State of Washington, Unlimited General Obligation Series R-2017A 5.00%, due 8/1/20	295,000	301,068
		4,853,239
West Virginia 0.3%
Roane County Building Commission, Roane General Hospital, Revenue Bonds 2.55%, due 11/1/21	1,250,000	1,258,163

Wisconsin 0.4%
Public Finance Authority, Affinity Living Group, Revenue Bonds 3.75%, due 2/1/22	2,000,000	2,001,760

Wyoming 0.1%
Laramie County Hospital Revenue, Cheyenne Regional Medical Center Project, Revenue Bonds 5.00%, due 5/1/23	315,000	330,388

Total Long-Term Municipal Bonds (Cost $421,171,450)		426,412,490

Short-Term Municipal Notes 8.8%
Georgia 1.7%
Heard County Development Authority, Georgia Power Co., Plant Wansley, Revenue Bonds 1.28%, due 12/1/37 (a)(c)	3,600,000	3,600,000
Main Street Natural Gas, Inc., Revenue Bonds Series B 1.943%, due 4/1/48 (c)	3,600,000	3,600,000
		8,620,400
Massachusetts 1.2%
Massachusetts Health & Educational Facilities Authority, Tufts University, Revenue Bonds Series N-2 1.13%, due 8/15/34 (c)	5,800,000	5,800,000

Mississippi 0.7%
Mississippi Hospital Equipment & Facilities Authority, Baptist Health System, Inc., Revenue Bonds Series B-2 1.35%, due 9/1/22 (c)	3,500,000	3,500,700

New Jersey 1.8%
New Jersey Turnpike Authority, Revenue Bonds (c)
Series C-2 1.727%, due 1/1/22	6,000,000	6,025,620
Series D-1 1.947%, due 1/1/24	2,600,000	2,629,302
		8,654,922

New York 0.6%
Metropolitan Transportation Authority, Revenue Bonds Series 2012G-3 1.893%, due 11/1/31 (c)	3,000,000	3,000,000

Pennsylvania 0.2%
County of Allegheny PA, Unlimited General Obligation Series C-59B, Insured: AGM 1.829%, due 11/1/26 (c)	1,100,000	1,097,228

Utah 1.9%
City of Murray UT, Murray City Hospital, IHC Health Services, Inc., Revenue Bonds Series D 1.13%, due 5/15/36 (c)	9,200,000	9,200,000

Wisconsin 0.7%
Wisconsin State Health & Educational Facilities Authority, Advocate Aurora Health Credit Group, Revenue Bonds Series C-2 1.39%, due 8/15/54 (c)	3,500,000	3,513,055

Total Short-Term Municipal Notes (Cost $43,319,694)		43,386,305

Total Municipal Bonds (Cost $464,491,144)		469,798,795
Total Long-Term Bonds (Cost $466,711,144)		472,027,386

Total Investments (Cost $466,711,144)	96.4%	472,027,386
Other Assets, Less Liabilities	3.6	17,654,722
Net Assets	100.0%	$489,682,108

†	Percentages indicated are based on Fund net assets.
(a)	Interest on these securities was subject to alternative minimum tax.
(b)	Floating rate - Rate shown was the rate in effect as of January 31, 2020.
(d)	Variable-rate demand notes (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.

The following abbreviations are used in the preceding pages:

AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
BAM	—Build America Mutual Assurance Co.
MAC	—Municipal Assurance Corp.
NATL-RE	—National Public Finance Guarantee Corp.
PSF	—Permanent School Fund

Q-SBLF	—Qualified School Board Loan Fund
SONYMA	—State of New York Mortgage Agency
UT CSCE	—Utah Charter School Credit Enhancement Program

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$2,228,591	$—	$2,228,591
Municipal Bonds	—		—
Long-Term Municipal Bonds	—	426,412,490	—	426,412,490
Short-Term Municipal Notes	—	43,386,305	—	43,386,305
Total Municipal Bonds	—	469,798,795	—	469,798,795
Total Long-Term Bonds	—	472,027,386	—	472,027,386
Total Investments in Securities	$—	$472,027,386	$—	$472,027,386

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay Intermediate Tax Free Bond Fund
Portfolio of Investments January 31, 2020 (Unaudited)

	Principal Amount	Value
Municipal Bonds 99.5% †
Long-Term Municipal Bonds 97.3%
Alabama 0.4%
Chilton County Health Care Authority, Chilton County Hospital Project, Revenue Bonds Series A 5.00%, due 11/1/28	$200,000	$234,328
Arizona 1.3%
Arizona Industrial Development Authority, Equitable School Revolving Fund, Revenue Bonds
Series A 5.00%, due 11/1/23	250,000	284,398
Series A 5.00%, due 11/1/25	340,000	410,026
		694,424
California 7.1%
ABAG Finance Authority for Nonprofit Corp., Windemere Ranch Infrastructure Financing Program, Special Tax Series A, Insured: AGM 5.00%, due 9/2/30	70,000	88,646
California Municipal Finance Authority, UCR North District Phase 1 Student Housing Project, Revenue Bonds Insured: BAM 5.00%, due 5/15/26	500,000	615,015
California Municipal Finance Authority, West Village Student Housing Project, Revenue Bonds Insured: BAM 5.00%, due 5/15/32	1,000,000	1,266,860
City of Los Angeles, Department of Airports, Los Angeles International Airport, Revenue Bonds Series D 5.00%, due 5/15/32 (a)	650,000	838,376
South Bay Union School District / San Diego County, Unlimited General Obligation (zero coupon), due 8/1/22	1,000,000	970,620
		3,779,517
Colorado 1.8%
Colorado Educational & Cultural Facilities Authority, Johnson & Wales University, Revenue Bonds Series B 5.00%, due 4/1/23	450,000	497,898
Colorado Health Facilities Authority, CommonSpirit Health Obligated Group, Revenue Bonds
Series A-2 5.00%, due 8/1/32	110,000	138,594
Series A-2 5.00%, due 8/1/33	90,000	113,090
Series A-1 5.00%, due 8/1/34	75,000	94,023
Series A-1 5.00%, due 8/1/35	105,000	131,270
		974,875
Connecticut 2.3%
City of Waterbury CT, General Obligation Series A 5.00%, due 2/1/33	500,000	649,000

Connecticut Housing Finance Authority, Housing Mortgage Finance Program, Revenue Bonds Series D-1 4.00%, due 11/15/49	500,000	567,715
		1,216,715
Florida 3.7%
County of Osceola Transportation, Revenue Bonds Series A-1 5.00%, due 10/1/31	350,000	449,974
Harbor Bay Community Development District, Special Assessment
Series A-1 3.10%, due 5/1/24	445,000	445,877
Series A-2 3.10%, due 5/1/24	365,000	365,719
Pinellas County Industrial Development Authority, Foundation for Global Understanding Project, Revenue Bonds 5.00%, due 7/1/29	600,000	720,216
		1,981,786

Georgia 4.4%
Brookhaven Development Authority, Children's Healthcare of Atlanta, Revenue Bonds Series A 5.00%, due 7/1/22	500,000	548,730
Etowah Water & Sewer Authority, Revenue Bonds Insured: BAM 4.00%, due 3/1/34	1,000,000	1,160,460
Municipal Electric Authority of Georgia, Revenue Bonds Series A 5.00%, due 1/1/38	500,000	613,270
		2,322,460
Guam 0.8%
Guam Government, Business Privilege Tax, Revenue Bonds Series D 5.00%, due 11/15/27	365,000	428,678

Idaho 3.6%
Idaho Health Facilities Authority, Madison Memorial Hospital, Revenue Bonds 5.00%, due 9/1/37	370,000	419,784
Idaho Housing & Finance Association, Revenue Bonds Series D-G2, Insured: GNMA 4.00%, due 7/21/49	1,423,443	1,501,846
		1,921,630
Illinois 8.8%
Chicago Park District, Limited General Obligation Series C 5.00%, due 1/1/23	500,000	546,470
Chicago Park District, Limited Tax, Limited General Obligation Series B 5.00%, due 1/1/24	500,000	562,210
City of Chicago IL, Wastewater Transmission, Revenue Bonds Insured: AGM 5.00%, due 1/1/31	500,000	562,525
City of Monmouth IL, Unlimited General Obligation Insured: BAM 4.00%, due 12/1/27	300,000	317,487
Kankakee County School District No. 111, Limited General Obligation
Insured: BAM 4.00%, due 1/1/23	265,000	283,447
Insured: BAM 4.00%, due 1/1/25	475,000	527,487
Peoria County Community Unit School District No. 323, Unlimited General Obligation 4.00%, due 4/1/28	250,000	295,412

Southwestern Illinois Development Authority, Revenue Bonds 4.00%, due 4/15/33	250,000	295,437
Village of Mundelein IL, Unlimited General Obligation
Insured: AGM 4.00%, due 12/15/25	210,000	241,261
Insured: AGM 4.00%, due 12/15/26	345,000	402,815
Insured: AGM 4.00%, due 12/15/27	300,000	353,616
Insured: AGM 4.00%, due 12/15/39	250,000	283,338
		4,671,505
Indiana 2.0%
City of Fort Wayne IN, Waterworks Utility Revenue, Revenue Bonds Series A 0.05%, due 12/1/39	1,275,000	747,992
Indiana Finance Authority, King's Daughters Hospital & Healthcare, Revenue Bonds 5.125%, due 8/15/27	300,000	305,778
		1,053,770
Kansas 1.3%
Wichita Health Care Facilities, Presbyterian Manors Obligated Group, Revenue Bonds
4.00%, due 5/15/20	250,000	251,220
4.00%, due 5/15/21	450,000	459,414
		710,634
Louisiana 2.1%
City of Shreveport LA, Water & Sewer, Revenue Bonds Series B, Insured: BAM 5.00%, due 12/1/32	920,000	1,122,382

Maryland 2.1%
Maryland Community Development Administration, Department of Housing & Community Development, Revenue Bonds Series C 3.50%, due 3/1/50	500,000	547,185
Montgomery County Housing Opportunities Commission Program, Revenue Bonds Series A 4.00%, due 7/1/49	490,000	546,330
		1,093,515
Michigan 3.6%
Great Lakes Water Authority, Water Supply System, Revenue Bonds Series A 5.00%, due 7/1/28	800,000	1,034,440
Imlay City Community School , Michigan School Building and Site Bonds, General Obligation Insured: Q-SBLF 5.00%, due 5/1/33	300,000	390,300
Leland Public School District, Unlimited General Obligation Insured: AGM 4.00%, due 5/1/25	355,000	407,075
Michigan Finance Authority, Local Government Loan Program, Revenue Bonds Series B 5.00%, due 7/1/31	100,000	112,819
		1,944,634
Minnesota 2.9%
State of Minnesota, Unlimited General Obligation Series A 5.00%, due 10/1/29	1,220,000	1,567,383

Mississippi 3.1%
Mississippi Hospital Equipment & Facilities Authority, Forrest County General Hospital Refunding Project, Revenue Bonds Series A 5.00%, due 1/1/34	1,310,000	1,657,870

Missouri 2.6%
Missouri Public Utilities Commission, Interim Construction Notes, Revenue Bonds Series 2019 1.50%, due 3/1/21	500,000	501,085
St. Louis Airport Revenue, St. Louis Lambert International Airport, Revenue Bonds Series B 5.00%, due 7/1/36 (a)	725,000	908,149
		1,409,234
Nebraska 1.9%
Central Plains Energy, Project No. 4, Revenue Bonds 5.00%, due 3/1/50 (b)	900,000	1,017,927

Nevada 3.3%
Nevada Housing Division, Single Family Mortgage Program, Revenue Bonds Series B, Insured: GNMA/FNMA/FHLMC 4.00%, due 10/1/49	1,000,000	1,112,820
Sparks Tourism Improvement District No. 1, Revenue Bonds Series A 2.75%, due 6/15/28 (c)	600,000	622,188
		1,735,008
New Jersey 2.6%
New Jersey Economic Development Authority, School Facilities Construction, Revenue Bonds Series K, Insured: AMBAC 5.25%, due 12/15/20	750,000	777,142
State of New Jersey, Unlimited General Obligation 5.00%, due 6/1/39	500,000	618,855
		1,395,997
New Mexico 4.0%
New Mexico Hospital Equipment Loan Council, First Mortgage Entrance Fee, La Vida Expansion Project, Revenue Bonds Series C 2.25%, due 7/1/23	750,000	752,520
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, Revenue Bonds Class I, Series D, Insured: GNMA/FNMA/FHLMC 3.75%, due 1/1/50	1,000,000	1,102,450
Santa Fe Retirement Facilities Revenue, El Castillo Retirement Project, Revenue Bonds Series B-2 2.25%, due 5/15/24	300,000	301,302
		2,156,272
New York 2.9%
Albany Capital Resource Corp., Albany Leadership Charter School for Girls Project, Revenue Bonds 4.00%, due 6/1/29	500,000	542,715
City of Yonkers, G.O.Limited Notes 2.00%, due 6/29/20	500,000	501,570
New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Revenue Bonds Class 1 2.45%, due 9/15/69	500,000	518,485
		1,562,770

North Carolina 1.1%
North Carolina State Housing Finance Agency, Revenue Bonds Series 42, Insured: GNMA/FNMA 4.00%, due 1/1/50	500,000	557,580

Ohio 4.4%
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Revenue Bonds Series D 2.875%, due 2/1/26	250,000	258,385
Ohio Higher Educational Facility Commission, Ohio Wesleyan University 2019 Project, Revenue Bonds 5.00%, due 10/1/21	550,000	585,145
State of Ohio, Unlimited General Obligation Series A 5.00%, due 5/1/38	1,230,000	1,519,579
		2,363,109
Oklahoma 1.1%
Oklahoma Housing Finance Agency, Single Family Mortgage Program, Revenue Bonds Series A, Insured: GNMA/FNMA/FHLMC 4.00%, due 9/1/49	500,000	556,915

Oregon 0.9%
City of Portland OR Sewer System, Revenue Bonds Series A 5.00%, due 3/1/26	500,000	501,540

Pennsylvania 5.9%
Delaware River Joint Toll Bridge Commission, Pennsylvania Bridge, Revenue Bonds Series B 5.00%, due 7/1/23	600,000	683,148
Franklin County Industrial Development Authority, Menno-Haven, Inc. Project, Revenue Bonds 5.00%, due 12/1/29	190,000	215,065
Shenandoah Valley School District, Limited General Obligation Insured: AGM 4.00%, due 8/1/27	1,185,000	1,403,194
Stroudsburg Area School District, Limited General Obligation Series B, Insured: AGM 4.00%, due 6/1/30	250,000	290,190
York City School District, Unlimited General Obligation Insured: BAM 4.00%, due 5/1/24	500,000	556,910
		3,148,507

Puerto Rico 1.0%
Puerto Rico Sales Tax Financing Corp., Revenue Bonds Series A-1 4.50%, due 7/1/34	500,000	550,810

Texas 5.5%
Alpine Independent School District, Unlimited General Obligation Insured: PSF-GTD 4.00%, due 2/15/31	570,000	675,644
Arlington Higher Education Finance Corp., Revenue Bonds Series A, Insured: PSF-GTD 5.00%, due 8/15/26	200,000	248,176
Lancaster Independent School District / TX, Unlimited General Obligation Insured: BAM 5.00%, due 2/15/26	250,000	297,090
San Antonio Water System, Junior Lien, Revenue Bonds Series A 5.00%, due 5/15/32	500,000	668,205

Texas Department of Housing & Community Affairs, Revenue Bonds Series A, Insured: GNMA 4.00%, due 3/1/50	900,000	1,021,374
		2,910,489
Utah 4.5%
Utah Charter School Finance Authority, Summit Academy, Inc., Revenue Bonds
Series A, Insured: UT CSCE 5.00%, due 4/15/25	135,000	159,349
Series A, Insured: UT CSCE 5.00%, due 4/15/28	200,000	252,274
Series A, Insured: UT CSCE 5.00%, due 4/15/29	185,000	237,756
Utah Housing Corp., Revenue Bonds Series G-G2, Insured: GNMA 4.50%, due 7/21/49	495,829	526,843
Utah Infrastructure Agency, Revenue Bonds Series A 5.00%, due 10/15/28	460,000	558,941
Utah Infrastructure Agency, Telecommunication, Revenue Bonds 5.00%, due 10/15/27	250,000	302,853
Utah Transit Authority, Sales Tax, Revenue Bonds Series C, Insured: AGM 5.25%, due 6/15/27	300,000	379,491
		2,417,507
Virginia 0.2%
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds Series C, Insured: AGM 5.00%, due 10/1/30	100,000	109,462

Washington 4.1%
Lewis County School District No. 226, Unlimited General Obligation Insured: School Bond Guaranty 4.00%, due 12/1/28	390,000	451,238
Washington State Convention Center Public Facilities District, Lodging Tax, Revenue Bonds 5.00%, due 7/1/37	1,000,000	1,238,990
Washington State Housing Finance Commission, Transforming Age Projects, Revenue Bonds Series B 2.375%, due 1/1/26 (c)	500,000	501,755
		2,191,983
Total Long-Term Municipal Bonds (Cost $50,699,155)		51,961,216

Short-Term Municipal Notes 2.2%
Idaho 0.5%
Idaho Health Facilities Authority, Trinity Health Credit Group, Revenue Bonds Series 2013ID 1.25%, due 12/1/48 (d)	250,000	250,000

Massachusetts 1.7%
Massachusetts Health & Educational Facilities Authority, Tufts University, Revenue Bonds Series N-2 1.13%, due 8/15/34 (d)	900,000	900,000

Total Short-Term Municipal Notes (Cost $1,150,000)		1,150,000

Total Investments (Cost $51,849,155)	99.5%	53,111,216
Other Assets, Less Liabilities	0.5	275,663

Net Assets	100.0%	$53,386,879

†	Percentages indicated are based on Fund net assets.
(a)	Interest on these securities was subject to alternative minimum tax.
(b)	Floating rate - Rate shown was the rate in effect as of January 31, 2020.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Variable-rate demand notes (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.

As of January 31, 2020, the Portfolio held the following futures contracts1:

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
10-Year United States Treasury Note	(40)	March 2020	$(5,177,757)	$(5,266,250)	$(88,493)

1. As of January 31, 2020, cash in the amount of $46,000 was on deposit with a broker or futures commission merchant for futures transactions.
2. Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2020.

The following abbreviations are used in the preceding pages:

AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
BAM	—Build America Mutual Assurance Co.
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
PSF-GTD	—Permanent School Fund Guaranteed
Q-SBLF	—Qualified School Board Loan Fund
UT CSCE	—Utah Charter School Credit Enhancement Program

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020, for valuing the Fund's assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs

Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$—	$51,961,216	$—	$51,961,216
Short-Term Municipal Notes	—	1,150,000	—	1,150,000
Total Investments in Securities	$—	$53,111,216	$—	$53,111,216
Liability Valuation Inputs

Other Financial Instruments
Futures Contracts (b)	$(88,493)	$—	$—	$(88,493)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay Funds Trust

NOTES TO PORTFOLIOS OF INVESTMENTS January 31, 2020 (Unaudited)

SECURITIES VALUATION.

Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").

The Board of Trustees of the MainStay Funds Trust (the "Board") adopted procedures establishing methodologies for the valuation of the Fund's securities and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Fund (the "Valuation Committee"). The Board authorized the Valuation Committee to appoint a Valuation Subcommittee (the "Subcommittee") to deal in the first instance with establishing the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under these procedures. The Subcommittee meets (in person, via electronic mail or via teleconference) on an as-needed basis. Subsequently, the Valuation Committee meets to ensure that actions taken by the Subcommittee were appropriate. The procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for the Fund's assets and liabilities) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor to the Fund.

To assess the appropriateness of security valuations, the Manager, the Subadvisor or the Fund's third party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third-party pricing services or broker sources. For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Subcommittee deals in the first instance with such valuation and the Valuation Committee reviews and affirms, if appropriate, the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. Any action taken by the Subcommittee with respect to the valuation of a portfolio security or other asset is submitted for review and ratification (if appropriate) to the Valuation Committee and the Board at the next regularly scheduled meeting.

"Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for an identical asset or liability
•	Level 2 – other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including each Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)

The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. As of January 31, 2020, the aggregate value by input level of the Fund's assets and liabilities is included at the end of each Fund's respective Portfolio of Investments.

The Funds may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:

• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
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Mainstay MacKay Short Term Municipal Fund

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Fund generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Fund's valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Fund's valuation procedures are designed to value a security at a price a Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended January 31, 2020, there were no material changes to the fair value methodologies.

Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security for which the market price is not readily available from a third-party pricing source or, if so provided, does not, in the opinion of the Manager or the Subadvisor, reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 3 in the hierarchy. As of January 31, 2020, there were no securities held by the Funds that were fair valued in such a manner.

Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Manager, in consultation with the Subadvisor. Those values reflect broker-dealer supplied prices and electronic data processing techniques, if the evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Municipal debt securities are generally categorized as Level 2 in the hierarchy.

Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less at the time of purchase (“Short-Term Investments”) are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.

The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.

Mainstay MacKay Short Term Municipal Fund